Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - SIP	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	95-3621514
Plan number	013
Plan's interest in the Caterpillar Investment Trust	$ 515,723,653
Notes receivable from participants	8,097,269
Total Investments	$ 545,732,564
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%
Self-directed brokerage accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Solar Savings & Investment Plan Self Directed Brokerage - Alight Financial Solutions	$ 21,911,642